Expense Example - FidelityInternationalGrowthFund-AMCIZPRO - FidelityInternationalGrowthFund-AMCIZPRO - Fidelity International Growth Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor International Growth Fund - Class A
Expense Example:
1 year	$ 700
3 years	963
5 years	1,247
10 years	2,053
Fidelity Advisor International Growth Fund - Class C
Expense Example:
1 year	310
3 years	649
5 years	1,114
10 years	2,203
Fidelity Advisor International Growth Fund - Class M
Expense Example:
1 year	504
3 years	828
5 years	1,175
10 years	2,152
Fidelity Advisor International Growth Fund - Class I
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	1,248
Fidelity Advisor International Growth Fund - Class Z
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096